Property and Equipment, Net and Other Assets - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost of goods sold		$ 773	$ 586	$ 417
General and administrative		2,073	764	494
Total depreciation expense		2,846	1,350	911
Reimbursed the related party for initial direct costs incurred	$ 1,000
Direct costs, included in other assets		571
Software Development
Property, Plant and Equipment [Line Items]
Total depreciation expense		$ 798	$ 138	$ 0